Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2020
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities [Text Block]

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of Dec. 31, 2019	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2020
Long term debt2)	5,355	767	(180)	916	6,857
USD bonds	1,328		(117)		1,210
EUR bonds	2,234	991		3	3,229
Bank borrowings	206		(2)		205
Other long-term debt	17	(1)		1	16
Leases	1,381	(223)	(61)	119	1,216
Forward contracts3)	188			793	982
Short term debt2)	92	16	(32)		76
Short-term bank borrowings	92	15	(32)		76
Other short-term loans		1			1
Forward contracts3)
Equity	(390)	(300)		(491)	(1,181)
Dividend payable		(2)		2
Forward contracts3)	(188)			(793)	(982)
Treasury shares	(201)	(298)		299	(199)
Total		483
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of Dec. 31, 2018	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2019
Long term debt2)	4,657	86	37	575	5,355
USD bonds	1,303		25		1,328
EUR bonds	1,988	244		2	2,234
Bank borrowings	211	(5)			206
Other long-term debt	18	(1)			17
Leases	330	(152)	12	132	322
IFRS 16 new lease recognition2)				1,059	1,059
Forward contracts3)	807			(618)	188
Short term debt2)	164	23	(7)	(88)	92
Short-term bank borrowings	76	23	(7)		92
Other short-term loans
Forward contracts3)	88			(88)
Equity	(1,293)	(1,774)		2,677	(390)
Dividend payable		(456)		456
Forward contracts3)	(894)			706	(188)
Treasury shares	(399)	(1,318)		1,516	(201)
Total		(1,665)
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In the 2019 opening balance sheet, EUR 803 million of lease liabilities were recognized due to the implementation of IFRS 16. 3)The forward contracts are related to the share buyback program and LTI plans